Share-based compensation - Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average expected term	3 years 9 months 18 days	1 year 6 months
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%
Number of SARs	1,664,457	5,674,148
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 21.50
Expiration date	Dec. 07, 2015
Number of SARs	531,885	1,846,154
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 24.00
Expiration date	Dec. 07, 2016
Number of SARs	556,946	1,898,734
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base price	$ 26.50
Expiration date	Dec. 07, 2017
Number of SARs	575,626	1,929,260